Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Apr. 13, 2017	Jun. 30, 2016	Jun. 30, 2015
C000170095
Account Value [Line Items]
Line Graph and Table Measure Name	Boyd Watterson Limited Duration Enhanced Income Fund
Account Value	$ 14,990	$ 14,032	$ 12,886	$ 11,960	$ 12,661	$ 12,006	$ 11,682	$ 11,113	$ 10,906		$ 10,412	$ 10,000
C000170094
Account Value [Line Items]
Line Graph and Table Measure Name	Boyd Watterson Limited Duration Enhanced Income Fund
Account Value	$ 13,696	12,844	11,817	10,993	11,656	11,081	10,791	10,295	10,114	$ 10,000
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 12,095	11,366	10,860	10,839	11,433	11,388	10,802	10,254	10,275		10,263	10,000
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 11,792	11,081	10,588	10,568	11,147	11,103	10,531	9,997	10,017	10,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 12,006	11,333	10,807	10,750	11,148	11,099	10,651	10,215	10,194		10,159	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567		$ 10,600	$ 10,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,793	11,132	10,615	10,560	10,950	10,902	10,462	10,034	10,013	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,323	$ 10,675	$ 10,401	$ 10,499	$ 11,704	$ 11,743	$ 10,799	$ 10,011	$ 10,051	$ 10,000